Condensed Financial Information of Registrant - Condensed Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
LIABILITIES AND EQUITY
Liabilities	$ 742,474	$ 969,421	$ 638,950
EQUITY
Common stock	153	130	0
Additional paid-in-capital	1,160,002	839,148	0
Accumulated deficit	(46,826)	(47,492)	(201,233)
Accumulated other comprehensive income	890	2,484	(12,852)
Total equity	1,114,219	794,270	(94,217)
TOTAL LIABILITIES AND EQUITY	$ 1,856,693	1,763,691	544,733
Parent [Member]
ASSETS
Investment in subsidiaries		792,394	0
LIABILITIES AND EQUITY
Liabilities		0	0
EQUITY
Common stock		130	0
Additional paid-in-capital		837,272	0
Accumulated deficit		(47,492)	0
Accumulated other comprehensive income		2,484	0
Total equity		792,394	0
TOTAL LIABILITIES AND EQUITY		$ 792,394	$ 0